Prudential Absolute Return Bond Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Prudential Absolute Return Bond Fund		Class A	Class C	Class Q	Class Z
Management fees		0.80%	0.80%	0.80%	0.80%
+ Distribution and service (12b-1) fees		0.30%	1.00%	none	none
+ Other expenses	[1]	1.60%	1.59%	1.65%	1.68%
= Total annual Fund operating expenses		2.70%	3.39%	2.45%	2.48%
- Fee waiver or expense reimbursement	[1]	(1.60%)	(1.54%)	(1.60%)	(1.63%)
= Net annual Fund operating expenses	[1]	1.10%	1.85%	0.85%	0.85%
[1]	The manager of the Fund has contractually agreed through February 28, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 0.85% of the Fund's average daily net assets. The decision on whether to renew, modify or terminate the expense cap is subject to review by the Manager and the Fund's Board of Trustees. Separately, the distributor has contractually agreed through February 28, 2013 to limit the Fund's Class A distribution and service (12b-1) fees to .25% of the Fund's Class A average daily net assets. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

If Shares Are Redeemed
Expense Example Prudential Absolute Return Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	557	1,105	1,679	3,233
Class C	288	899	1,632	3,573
Class Q	87	610	1,161	2,664
Class Z	87	616	1,173	2,692

If Shares Are Not Redeemed
Expense Example, No Redemption Prudential Absolute Return Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	557	1,105	1,679	3,233
Class C	188	899	1,632	3,573
Class Q	87	610	1,161	2,664
Class Z	87	616	1,173	2,692